Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In connection with the preparation of the financial statements, the Plan administrator has evaluated subsequent events after December 31, 2025 through June 26, 2026, the date the financial statements were issued, and concluded that no additional disclosures were required.